UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04665

               Commonwealth International Series Trust
               (Exact name of registrant as specified in charter)

               5847 San Felipe
               Suite 850
               Houston, TX 77057
               (Address of principal executive offices)

               BISYS Fund Services Ohio, Inc.
               3435 Stelzer Road
               Columbus, OH 43219
               (Name and address of agent for service)

Registrant's telephone number, including area code: 888-345-1898

Date of fiscal year end:   October 31

Date of reporting period:  January 31, 2007

Item 1. Schedule of Investments.

Commonwealth International Series Trust
Commonwealth Australia/New Zealand Fund

Schedule of Investments
January 31, 2007
(Unaudited)

                                                                  Shares           Value
                                                                ----------      -----------
Australia (26.2%)

Common Stocks (20.5%)
Agriculture (1.3%)
AWB NPV, Ltd.                                                      101,945      $   246,736
GrainCorp., Ltd.                                                    30,000          244,069
                                                                                -----------
                                                                                    490,805
                                                                                -----------

Apparel  (0.9%)
Billabong International, Ltd.                                       27,000          342,489
                                                                                -----------

Building Materials (1.7%)
James Hardie Industries NV - ADR                                     5,200          191,880
Rinker Group, Ltd.                                                  30,000          433,176
                                                                                -----------
                                                                                    625,056
                                                                                -----------
Chemicals (0.5%)
Nufarm, Ltd.                                                        20,000          170,786
                                                                                -----------

Commercial Services (0.9%)
Brambles Industries, Ltd. *                                         30,000          323,252
                                                                                -----------

E-Commerce (0.3%)
Webjet, Ltd *                                                      440,000          117,843
                                                                                -----------

Food & Beverage (1.7%)
Goodman Fielder, Ltd.                                              150,000          277,139
Woolworths Ltd.                                                     20,000          368,743
                                                                                -----------
                                                                                    645,882
                                                                                -----------
Healthcare (0.7%)
Sonic Healthcare, Ltd.                                              25,000          281,409
                                                                                -----------

Insurance (1.9%)
QBE Insurance Group, Ltd.                                           30,000          717,302
                                                                                -----------

Medical Systems (0.3%)
Optiscan Imaging, Ltd. *                                           263,000           96,979
                                                                                -----------

Mining (4.4%)
Jubilee Mines NL                                                    75,000          954,269
Oxiana, Ltd.                                                       240,000          521,675
Pan Australian Resources, Ltd. *                                   900,000          230,561
                                                                                -----------
                                                                                  1,706,505
                                                                                -----------
Oil & Gas (2.4%)
Alinta, Ltd.                                                        16,930          184,262
Origin Energy, Ltd.                                                102,702          723,130
                                                                                -----------
                                                                                    907,392
                                                                                -----------
Retail (1.2%)
Just Group, Ltd.                                                   165,000          455,999
                                                                                -----------

Transportation (1.5%)
Toll Holdings, Ltd.                                                 34,000          552,959
                                                                                -----------

Utilities (0.8%)
AGL Energy, Ltd. *                                                  22,000          295,631
                                                                                -----------

Total Common Stock (Cost $4,379,773)                                              7,730,289
                                                                                -----------

Investment Companies (0.6%)
iShares Australia Index                                             10,000          239,000
                                                                                -----------
Total Investment Companies (Cost $234,500)                                          239,000
                                                                                -----------

Bonds (5.1%)
CBA Capital Australia, Ltd., due 7.71%, 4/15/15 #                  300,000          211,599
Citigroup, Inc., 5.75%, 2/23/07 (c)                                500,000          387,931
Commonwealth Bank of Australia, due
8.50%, 6/1/10                                                      300,000          328,705
Hanson Australia Funding, Ltd., 5.25%, due 3/15/13                 250,000          243,193
Queensland Treasury Corp., 8.00%, due 9/14/07 (c)                  431,000          338,041
Telstra Corp., Ltd., 6.375%, due 4/1/12                            400,000          410,728
                                                                                -----------
Total Bonds (Cost $1,913,560)                                                     1,920,197
                                                                                -----------
Total Australia (Cost $6,527,833)                                                 9,889,486
                                                                                -----------

New Zealand (72.3%)

Common Stocks (42.8%)
Agriculture (2.7%)
Allied Farmers, Ltd.                                               372,786          518,685
PGG Wrightson, Ltd.                                                457,263          500,791
                                                                                -----------
                                                                                  1,019,476
                                                                                -----------
Appliances (2.8%)
Fisher & Paykel Appliances Holdings, Ltd.                          263,195          768,665
Scott Technology, Ltd.                                             195,245          297,211
                                                                                -----------
                                                                                  1,065,876
                                                                                -----------
Chemicals (2.1%)
Nuplex Industries, Ltd.                                            166,355          797,514
                                                                                -----------

Commercial Services (3.6%)
Mowbray Collectables, Ltd.                                         511,593          599,055
Taylors Group, Ltd.                                                519,431          769,236
                                                                                -----------
                                                                                  1,368,291
                                                                                -----------
Computer Services (0.6%)
Finzsoft Solutions, Ltd.                                            66,100           45,985
Renaissance Corp., Ltd.                                            162,000          161,799
                                                                                -----------
                                                                                    207,784
                                                                                -----------
Financial Services (3.0%)
Canterbury Building Society                                        251,354          865,663
Loan & Building Society                                             73,999          249,756
                                                                                -----------
                                                                                  1,115,419
                                                                                -----------
Healthcare (4.7%)
Fisher & Paykel Healthcare Corp.                                   250,000          645,750
Ryman Healthcare, Ltd.                                             347,425          543,225
Wakefield Health, Ltd.                                             100,532          574,746
                                                                                -----------
                                                                                  1,763,721
                                                                                -----------
Human Resources (0.5%)
Allied Work Force Group, Ltd.                                      227,500          195,878
                                                                                -----------

Metal Fabrication/Hardware (3.1%)
Methven, Ltd.                                                      450,000          697,410
Steel & Tube Holdings, Ltd.                                        140,000          462,874
                                                                                -----------
                                                                                  1,160,284
                                                                                -----------
Miscellaneous Manufacturing (0.7%)
Skellerup Holdings, Ltd.                                           300,000          270,698
                                                                                -----------

Multi-Media (2.1%)
Sky Network Television, Ltd.                                       189,745          803,783
                                                                                -----------

Oil & Gas  (0.4%)
New Zealand Oil & Gas, Ltd. *                                      262,000          164,224
                                                                                -----------

Pharmaceuticals (0.2%)
Life Pharmacy, Ltd.                                                120,000           72,737
                                                                                -----------

Ports (5.6%)
Port of Tauranga, Ltd.                                             175,000          722,035
South Port of New Zealand, Ltd.                                  1,027,930        1,345,273
                                                                                -----------
                                                                                  2,067,308
                                                                                -----------
Real Estate  (4.2%)
Calan Healthcare Properties Trust                                  901,813          888,271
ING Property Trust                                                 773,579          714,007
                                                                                -----------
                                                                                  1,602,278
                                                                                -----------
Recreation  (0.9%)
Tourism Holdings, Ltd.                                             225,000          320,809
                                                                                -----------

Retail (0.4%)
Pumpkin Patch, Ltd.                                                 50,000          167,034
                                                                                -----------

Telecommunications (1.7%)
Cabletalk Group, Ltd.                                              250,796           72,554
Team Talk, Ltd.                                                    300,000          553,795
                                                                                -----------
                                                                                    626,349
                                                                                -----------
Transportation (0.6%)
Toll NZ, Ltd. *                                                    120,000          235,570
                                                                                -----------

Utilities (2.9%)
Infratil, Ltd.                                                     277,729        1,090,409
                                                                                -----------

Total Common Stock (Cost $10,859,370)                                            16,115,442
                                                                                -----------
Preferred Stocks (0.9%)
ASB Capital, Ltd.                                                  500,000          354,732
                                                                                -----------
Total Preferred Stocks (Cost $364,406)                                              354,732
                                                                                -----------
Investment Companies (6.4%)
AMP Investments' World Index Fund *                                791,119          795,587
New Zealand Investments Trust Plc                                  220,169        1,609,033
                                                                                -----------

Total Investment Companies (Cost $1,482,066)                                      2,404,620
                                                                                -----------

                                                             Principal Amount
                                                             ----------------
Bonds (21.7%)
Auckland International Airport, 7.50%, due 11/15/08             $  350,000          239,781
ANZ National Bank, Ltd., 7.04%, due 7/23/12 #                    1,000,000          686,016
ANZ National Bank, Ltd., 3.75%, due 1/5/09                         300,000          290,891
Fannie Mae, zero coupon, due 10/29/07                              400,000          260,340
Fletcher Building Finance, Ltd., 8.60%, due 3/15/08 #              775,000          537,076
Generator Bonds, Ltd., 8.00%, due 8/20/08 #                        270,000          185,530
Global Corporate Credit, Ltd. Credit Linked Notes, 7.20%,
due 12/30/08 #                                                   1,138,000          777,584
Global Corporate Credit, Ltd. Credit Linked Notes, 8.25%,
due 12/30/08 #                                                   1,126,000          767,833
Global Equity Market Securities, Ltd., zero coupon, due
1/18/08 #                                                        3,350,000        3,391,995
GPG Finance Plc,, 8.70%, due 12/15/08 #                          1,500,000        1,052,418
                                                                                -----------
Total Bonds (Cost $6,458,252)                                                     8,189,464
                                                                                -----------

Short -Term Investments (0.5%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 5.08%                                           165,292          165,292
Forsyth Barr Money Market, 7.25%                                    50,270           34,626
                                                                                -----------
Total Short-Term Investments (Cost $199,811)                                        199,918
                                                                                -----------

Total New Zealand (Cost $19,363,905)                                             27,264,176
                                                                                -----------

Total Investments (Cost $25,891,738) - 98.5%                                    $37,153,662
                                                                                ===========

--------------

Percentages indicated are based on net assets as of January 31, 2007.

* Non-income producing investment.

(c) Principal amount shown is in Australian Dollars; Value shown is in U.S. Dollars.

# Principal amount shown is in New Zealand Dollars; Value shown is in U.S
Dollars.

ADR - American Depositary Receipt

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Commonwealth International Series Trust
Commonwealth Global Fund

Schedule of Investments
January 31, 2007
(Unaudited)

                                                                  Shares           Value
                                                                ----------      -----------
Common Stocks (81.7%)
Brazil  (2.9%)
Cia de Saneamento Basico do Estado                                  10,000      $   314,600
de Sao Paulo - ADR

Cia Vale do Rio Doce - ADR                                          12,000          407,160
                                                                                -----------
                                                                                    721,760
                                                                                -----------
Canada (2.4%)
Biovail Corp.                                                       16,000          326,080
Vitran Corp, Inc. *                                                 16,000          281,760
                                                                                -----------
                                                                                    607,840
                                                                                -----------
France  (5.7%)
Arkema - ADR *                                                       6,130          307,392
BNP Paribas - ADR                                                    6,000          333,502
France Telecom SA - ADR                                             10,000          278,100
Thomson - ADR                                                        9,200          176,088
Total SA - ADR                                                       5,200          353,860
                                                                                -----------
                                                                                  1,448,942
                                                                                -----------
Germany (5.3%)
Deutsche Bank AG - ADR                                               3,000          426,030
E.ON AG - ADR                                                        8,000          363,120
SAP AG - ADR                                                         5,000          231,700
Siemens AG - ADR                                                     3,000          332,190
                                                                                -----------
                                                                                  1,353,040
                                                                                -----------
Great Britain (11.3%)
Anglo American Plc - ADR                                            13,000          303,550
British Airways Plc - ADR *                                          3,800          404,320
GlaxoSmithKline Plc - ADR                                            8,000          433,040
Intercontinental Hotels Group Plc - ADR                             22,642          569,221
Lloyds TSB Group Plc - ADR                                           6,900          320,091
National Grid Plc - ADR                                              3,071          232,198
Signet Group Plc - ADR                                               8,000          191,440
Tate & Lyle Plc - ADR                                                4,000          183,526
Vodafone Group Plc - ADR                                             7,875          231,446
                                                                                -----------
                                                                                  2,868,832
                                                                                -----------
Guernsey (1.4%)
Amdocs, Ltd. *                                                      10,000          346,800
                                                                                -----------

Hong Kong (0.8%)
China Netcom Group Corp. (Hong                                       4,000          201,840
Kong), Ltd. - ADR                                                               -----------


India (2.5%)
ICICI Bank Ltd. - ADR                                               10,000          441,500
Satyam Computer Services, Ltd. - ADR                                 8,000          186,240
                                                                                -----------
                                                                                    627,740
                                                                                -----------
Israel  (0.3%)
Teva Pharmaceutical Industries, Ltd. - ADR                           2,198           77,150
                                                                                -----------
Mexico  (1.7%)
Grupo Televisa SA - ADR                                             15,000          441,900
                                                                                -----------

Netherlands (4.2%)
ABN AMRO Holding NV - ADR                                           10,706          344,091
ING Groep NV - ADR                                                  10,842          477,698
Unilever NV - NYS                                                    9,000          240,210
                                                                                -----------
                                                                                  1,061,999
                                                                                -----------
Portugal (1.1%)
Portugal Telecom SGPS SA - ADR                                      20,300          270,193
                                                                                -----------
South Korea (1.6%)
Korea Electric Power Corp. - ADR                                     8,000          182,960
KT Corp. - ADR                                                       9,500          219,450
                                                                                -----------
                                                                                    402,410
                                                                                -----------
Spain (1.3%)
Banco Santander Central Hispano SA - ADR                            17,000          320,790
                                                                                -----------

Switzerland (1.1%)
Nestle SA - ADR                                                      3,100          283,374
                                                                                -----------

United States (38.1%)
Advanced Micro Devices, Inc. *                                       1,867           29,032
AGCO Corp. *                                                        20,000          679,399
American National Insurance                                          2,998          367,075
BJ's Wholesale Club, Inc. *                                          5,075          154,991
Bunge, Ltd.                                                          6,500          500,175
Chemed Corp.                                                         5,200          189,800
Compass Bancshares, Inc.                                             6,150          374,535
Conmed Corp. *                                                       7,720          186,824
Continental Airlines, Inc. *                                        10,000          414,900
Dentsply International, Inc.                                         6,700          206,628
DST Systems, Inc. *                                                  7,385          520,495
Electronic Arts, Inc. *                                             10,000          500,000
Headwaters, Inc. *                                                  10,000          227,200
International Rectifier Corp. *                                     10,000          417,300
KVH Industries, Inc. *                                              16,000          160,800
Lifepoint Hospitals, Inc. *                                         15,000          509,700
Lubrizol Corp.                                                       5,055          260,434
Lufkin Industries, Inc.                                             10,000          598,499
Lyondell Chemical Co.                                               10,000          316,200
National Oilwell Varco, Inc. *                                       3,633          220,305
Norfolk Southern Corp.                                               9,000          446,850
Pentair, Inc.                                                       12,760          397,602
Prudential Financial, Inc.                                           3,000          267,390
Quanex Corp.                                                         6,487          254,226
SanDisk Corp. *                                                      5,000          201,000
SCANA, Corp.                                                         6,075          247,374
Smith International, Inc.                                            4,490          178,163
Todco *                                                              4,000          138,520
Varian Semiconductor Equipment Associates Inc. *                    10,000          411,500
XTO Energy, Inc.                                                     5,000          252,350
                                                                                -----------
                                                                                  9,629,267
                                                                                -----------
Total Common Stocks (Cost $14,055,105)                                           20,663,877
                                                                                -----------

Investment Companies (10.3%)
Commonwealth Australia/New Zealand Fund (a)                         42,405          161,989
Commonwealth Japan Fund (a)                                         42,777          718,910
iShares MSCI EMU Index Fund                                          2,000          209,700
iShares MSCI Japan Index Fund                                       25,000          357,750
iShares S&P Europe 350 Index Fund                                    1,500          159,090
iShares S&P Latin America 40 Index Fund                              1,500          260,970
iShares S&P/TOPIX 150  Index Fund                                    3,500          441,665
Morgan Stanley Asia Pacific Fund, Inc.                              15,000          285,000
                                                                                -----------

Total Investment Companies (Cost $1,875,802)                                      2,595,074
                                                                                -----------

Preferred Stock (1.5%)
Chesapeake Energy Corp.                                              1,000           95,740
Equity Office Properties Trust                                       1,000           77,500
HSBC USA, Inc.                                                       8,000          210,000
                                                                                -----------

Total Preferred Stock (Cost $341,870)                                               383,240
                                                                                -----------

                                                              Principal Amount
                                                              ----------------

Bonds (4.6%)
EnCana Corp., 4.60%, due 8/15/09                                  $135,000          132,123
JP Morgan Chase & Co., 0.00%, due 2/10/11                          150,000          165,150

Mexico Government International Bond,
4.625%, due 10/8/08                                                200,000          197,200

SMBC International Finance NV, due
8.50%, 6/15/09, 8.50%, 6/15/09                                     270,000          286,906

Toyota Motor Credit Corp., Step-up
Bond, 4.25%, due 2/4/25                                            200,000          184,846

Vodafone Group Plc, 3.95%, due 1/30/08                             200,000          197,102
                                                                                -----------
Total Bonds (Cost $1,172,048)                                                     1,163,327
                                                                                -----------

Short-Term Investments (1.9%)
Fifth Third Bank Institutional Govt.                               481,151          481,151
                                                                                -----------
Money Market Fund, 5.08%
Total Short-Term Investments (Cost $481,151)                                        481,151
                                                                                -----------

Total Investments (Cost $17,925,976) - 100.0%                                   $25,286,669
                                                                                ===========

----------------

Percentages indicated are based on net assets as of January 31, 2007.

* Non-income producing investments.

ADR - American Depositary Receipt

NYS - New York Share

(a) Affiliated by having the same Investment Advisor.

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Commonwealth International Series Trust
Commonwealth Japan Fund

Schedule of Investments
January 31, 2007
(Unaudited)

                                                                   Shares          Value
                                                                ----------      ------------
Common Stocks (84.0%)
Automotive Parts and Supplies (5.2%)
Denso Corp.                                                          3,000      $    120,338
NGK Spark Plug Co., Ltd.                                             6,000           122,078
Sumitomo Rubber Industries, Inc.                                    10,000           117,603
Tokai Rika Co., Ltd.                                                 4,000           101,111
                                                                                ------------
                                                                                     461,130
                                                                                ------------
Banks (5.0%)
Bank of Fukuoka, Ltd.                                               10,000            79,562
Mitsubishi UFJ Financial Group, Inc. - ADR                          10,000           121,500
Sumitomo Mitsui Financial Group, Inc.                                   24           244,655
                                                                                ------------
                                                                                     445,717
                                                                                ------------
Building Materials (2.0%)
Taiheiyo Cement Corp.                                               40,000           181,004
                                                                                ------------

Chemicals (1.6%)
JSR Corp.                                                            6,000           142,715
                                                                                ------------

Commercial Services (0.5%)
Shinwa Art Auction Co., Ltd.                                            21            41,248
                                                                                ------------

Computers (2.7%)
Melco Holdings, Inc.                                                 4,500           112,258
TDK Corp. - ADR                                                      1,500           126,195
                                                                                ------------
                                                                                     238,453
                                                                                ------------
Distribution/Wholesale (1.8%)
Marubeni Corp.                                                      30,000           161,611
                                                                                ------------

Electronics (8.3%)
Fanuc, Ltd.                                                          1,500           138,613
Fujitsu, Ltd.                                                       10,000            75,004
Hoya Corp.                                                           4,000           145,201
Taiyo Yuden Co., Ltd.                                               10,000           191,033
TOYO Corp.                                                           8,000            98,392
Sony Corp.  - ADR                                                    2,000            92,660
                                                                                ------------
                                                                                     740,903
                                                                                ------------
Engineering & Construction (1.9%)
Kajima Corp.                                                        36,000           166,484
                                                                                ------------

Financial Services (0.7%)
Nissin Co., Ltd. - ADR                                              11,520            58,291
                                                                                ------------

Food & Beverage (0.9%)
Kirin Brewery Co., Ltd.                                              5,000            76,869
                                                                                ------------

Healthcare-Products (3.9%)
Nakanishi, Inc.                                                      1,500           186,475
Terumo Corp.                                                         4,000           160,782
                                                                                ------------
                                                                                     347,257
                                                                                ------------
Home Furnishings (1.4%)
Alpine Electronics, Inc.                                             8,000           121,134
                                                                                ------------

Human Resources (2.0%)
Intelligence Ltd.                                                       66           177,772
                                                                                ------------

Insurance (4.6%)
Aflac, Inc.                                                          3,000           142,829
Millea Holdings, Inc. - ADR                                          3,750           134,288
T & D Holdings, Inc.                                                 2,000           134,759
                                                                                ------------
                                                                                     411,876
                                                                                ------------
Internet Services (0.7%)
Internet Initiative Japan, Inc. - ADR *                              7,000            64,680
                                                                                ------------

Leisure, Recreation and Gaming (5.6%)
Nintendo Co., Ltd.                                                   1,000           295,044
Resorttrust, Inc.                                                    2,800            74,722
Sankyo Co., Ltd.                                                     2,500           124,109
                                                                                ------------
                                                                                     493,875
                                                                                ------------
Machinery (4.5%)
Kubota Corp. - ADR                                                   2,000           105,820
Meidensha Corp.                                                     38,000           128,808
Nidec Corp. - ADR                                                    9,000           160,200
                                                                                ------------
                                                                                     394,828
                                                                                ------------
Miscellaneous Manufacturing (0.7%)
Amano Corp.                                                          5,000            64,976
                                                                                ------------

Oil & Gas (0.7%)
AOC Holdings, Inc.                                                   4,000            64,313
                                                                                ------------

Pharmaceuticals (3.1%)
Chugai Pharmaceutical Co., Ltd.                                      6,500           145,720
Takeda Pharmaceutical Co., Ltd.                                      2,000           130,449
                                                                                ------------
                                                                                     276,169
                                                                                ------------
Printing (1.1%)
Tosho Printing Co., Ltd.                                            30,000            97,464
                                                                                ------------

Publishing (1.5%)
Kadokawa Holdings, Inc.                                              4,000           129,289
                                                                                ------------

Real Estate (5.4%)
Recrm Research Co ., Ltd.                                               50            89,508
Sumitomo Realty & Development Co., Ltd.                              6,000           208,353
Tokyo Tatemono Co., Ltd.                                            15,000           182,248
                                                                                ------------
                                                                                     480,109
                                                                                ------------
Retail (2.9%)
Sundrug Co., Ltd.                                                    4,000            90,668
Yamada Denki Co., Ltd.                                               2,000           166,087
                                                                                ------------
                                                                                     256,755
                                                                                ------------
Telecommunications (0.4%)
Allied Telesis Holdings KK *                                        35,000            33,358
                                                                                ------------

Textiles (1.7%)
Ichikawa Co., Ltd.                                                  35,000           146,486
                                                                                ------------

Transportation (7.5%)
East Japan Railway Co.                                                  15           104,053
Hankyu Holdings, Inc.                                               22,000           127,449
Keihin Electric Express Railway Co., Ltd.                           13,000            93,304
Keio Corp.                                                          18,000           119,493
Tobu Railway Co., Ltd.                                              18,000            84,883
Yamato Holdings, Co., Ltd.                                           9,000           135,007
                                                                                ------------
                                                                                     664,189
                                                                                ------------
Utilities (5.7%)
Hokkaido Electric Power Co., Ltd.                                    6,000           151,169
Toho Gas Co., Ltd.                                                  35,000           167,661
Tohoku Electric Power Co., Inc.                                      7,000           183,905
                                                                                ------------
                                                                                     502,735
                                                                                ------------
Total Common Stocks (Cost $5,601,044)                                              7,441,690
                                                                                ------------

Investment Companies (2.1%)
Morgan Stanley Asia Pacific Fund, Inc.                               6,000           114,000
iShares MSCI Japan Index Fund                                        5,000            71,550
                                                                                ------------
Total Investment Companies (Cost $138,515)                                           185,550
                                                                                ------------

                                                              Principal Amount
                                                              ----------------
Bonds (7.6%)
Aflac, Inc., 6.50%, due 4/15/09                                  $  78,000            79,653
Bank Of Tokyo-Mitsubishi UFJ, Ltd.,
8.40%, due 4/15/10                                                  48,000            51,966

Osaka Gas Co., Ltd., 7.125%, due 2/7/07                            200,000           200,041
SMBC International Finance NV,
8.50%, due 6/15/09                                                 150,000           159,393

Toyota Motor Credit Corp., Step-up
Bond, 4.25%, due 2/4/25                                            200,000           184,846
                                                                                ------------

Total Bonds (Cost $693,477)                                                          675,899
                                                                                ------------

Short-Term Investments (5.2%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 5.08%                                           460,455           460,455
                                                                                ------------

Total Short-Term Investments (Cost $460,455)                                         460,455
Total Investments (Cost $6,893,491) - 98.9%                                     ------------
                                                                                  $8,763,594
                                                                                ============

------------------

Percentages indicated are based on net assets as of January 31, 2007.

* Non-income producing investments
ADR - American Depositary Receipt

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Commonwealth International Series Trust
Commonwealth Real Estate Securities Fund

Schedule of Investments
January 31, 2007
(Unaudited)

                                                                   Shares          Value
                                                                -----------     -----------
Common Stocks (71.3%)
Building Materials (13.4%)
Cemex SA de CV - ADR                                                11,538      $   408,214
CRH Plc - ADR                                                        9,200          366,804
James Hardie Industries NV - ADR                                     6,900          254,610
Lafarge SA - ADR                                                     5,000          192,700
Rinker Group, Ltd. - ADR                                             6,000          436,080
Universal Forest Products, Inc.                                      1,800           88,020
USG Corp. *                                                          7,000          375,200
                                                                                -----------
                                                                                  2,121,628
                                                                                -----------
Distribution & Wholesale (1.3%)
Wolseley Plc - ADR                                                   8,000          210,880
                                                                                -----------

Financial Services (1.8%)
Delta Financial Corp.                                               17,000          185,640
Fannie Mae                                                           1,800          101,754
                                                                                -----------
                                                                                    287,394
                                                                                -----------
Homebuilders (3.4%)
Desarrolladora Homex SA de CV - ADR *                                9,000          535,140
                                                                                -----------

Insurance (1.6%)
First American Corp.                                                 3,500          148,330
Stewart Information Services Corp.                                   2,700          113,508
                                                                                -----------
                                                                                    261,838
                                                                                -----------
Lodging (1.2%)
Starwood Hotels & Resorts Worldwide, Inc.                            3,000          187,740
                                                                                -----------

Real Estate (5.7%)
Alto Palermo SA - ADR                                               17,000          196,863
Hang Lung Properties, Ltd. - ADR                                    18,000          245,484
IRSA Inversiones y Representaciones                                 10,000          178,700
SA - GDR *
St. Joe Co.                                                          2,000          115,800
WP Carey & Co., LLC.                                                 5,000          158,250
                                                                                -----------
                                                                                    895,097
                                                                                -----------
Real Estate Investment Trust - Apartments (3.8%)
Camden Property Trust                                                3,900          305,760
Education Realty Trust, Inc.                                         9,000          135,270
GMH Communities Trust                                               15,500          152,055
                                                                                -----------
                                                                                    593,085
                                                                                -----------
Real Estate Investment Trusts - Diversified (4.3%)
First Potomac Realty Trust                                           8,000          240,240
PS Business Parks, Inc.                                              3,500          263,235
Washington Real Estate Investment Trust                              4,000          171,000
                                                                                -----------
                                                                                    674,475
                                                                                -----------
Real Estate Investment Trusts - Health Care (1.1%)
Senior Housing Properties Trust                                      6,800          176,664
                                                                                -----------

Real Estate Investment Trusts - Hotels (9.5%)
DiamondRock Hospitality Co.                                         12,000          226,200
Equity Inns, Inc.                                                   11,000          181,500
Hersha Hospitality Trust                                            12,000          134,280
Highland Hospitality Corp.                                          17,300          274,724
Host Hotels & Resorts, Inc.                                         11,636          308,005
Strategic Hotels & Resorts, Inc.                                    10,000          215,200
Winston Hotels, Inc.                                                11,900          165,767
                                                                                -----------
                                                                                  1,505,676
                                                                                -----------
Real Estate Investment Trusts - Manufactured Homes (1.0%)
American Land Lease, Inc.                                            5,600          154,840
                                                                                -----------

Real Estate Investment Trusts - Mortgage (1.4%)
American Mortgage Acceptance Corp.                                   4,000           70,000
RAIT Investment Trust                                                4,000          149,560
                                                                                -----------
                                                                                    219,560
                                                                                -----------
Real Estate Investment Trusts - Office Property (6.9%)
American Financial Realty Trust                                     12,000          134,160
BioMed Realty Trust, Inc.                                            4,000          119,320
Equity Office Properties Trust                                       4,100          227,755
HRPT Properties Trust                                               10,100          131,502
Kilroy Realty Corp.                                                  2,400          208,416
Maguire Properties, Inc.                                             3,000          130,350
Republic Property Trust                                             12,000          137,400
                                                                                -----------
                                                                                  1,088,903
                                                                                -----------
Real Estate Investment Trust - Regional Malls (1.8%)
General Growth Properties, Inc.                                      4,500          276,840
                                                                                -----------

Real Estate Investment Trusts - Shopping Centers (5.5%)
Acadia Realty Trust                                                  4,800          123,312
Agree Realty Corp.                                                   4,400          158,180
Kite Realty Group Trust                                             10,000          195,000
Saul Centers, Inc.                                                   4,100          221,072
Weinharten Realty Investors                                          3,450          170,810
                                                                                -----------
                                                                                    868,374
                                                                                -----------
Real Estate Investment Trusts- Storage (3.4%)
Extra Space Storage, Inc.                                           13,200          260,568
Public Storage, Inc.                                                 2,500          271,900
                                                                                -----------
                                                                                    532,468
                                                                                -----------
Real Estate Investment Trust - Warehouse and Industrial (1.4%)
Prologis                                                             3,500          227,500
                                                                                -----------

Retail - Building Products (2.8%)
Home Depot, Inc.                                                     3,300          134,442
Kingfisher Plc - ADR                                                12,000          112,394
Lowe's Cos., Inc.                                                    6,000          202,260
                                                                                -----------
                                                                                    449,096
                                                                                -----------

Total Common Stocks (Cost $7,061,212)                                            11,267,198
                                                                                -----------
Investment Companies (13.1%)
AEW Real Estate Income Fund                                         16,000          364,800
AIM Select Real Estate Income Fund                                  16,000          274,880
DWS RREEF Real Estate Fund, Inc.                                     9,000          247,950
iShares Cohen & Steers Realty Majors Index Fund                      3,000          331,800
iShares Dow Jones U.S. Real Estate Index Fund                        3,200          291,584
LMP Real Estate Income Fund                                         16,000          370,560
streetTRACKS Dow Jones Wilshire REIT ETF Fund                        1,950          186,849
                                                                                -----------

Total Investment Companies (Cost $1,408,392)                                      2,068,423
                                                                                -----------

Preferred Stock (2.4%)
Fannie Mae                                                           7,000          373,625
                                                                                -----------
Total Preferred Stock (Cost $398,160)                                               373,625
                                                                                -----------

                                                              Principal Amount
                                                              ----------------
Bonds (5.0%)
Centex Corp., 4.55%, due 11/1/10                                  $150,000          144,252

Hanson Australia Funding, Ltd., 5.25%,                             250,000          243,194
due 3/15/13

Hilton Hotels Corp., 7.20%, due 12/15/09                           200,000          205,380
Vornado Realty LP, 4.50%, due 8/15/09                              200,000          194,427
                                                                                -----------
Total Bonds (Cost $899,698)                                                         787,253
                                                                                -----------

Agency Obligations (2.5%)
Federal Home Loan Bank System,
4.375%, due 5/16/08                                                105,000          103,880
Federal Home Loan Bank System,
4.50%, due 11/26/08                                                300,000          296,416
                                                                                -----------
Total Agency Obligations (Cost $405,000)                                            400,296
                                                                                -----------

Asset-Backed Securities (2.1%)
Greenpoint Manufactured Housing,
5.29%, due 3/11/23 **                                              325,000          325,000
                                                                                -----------

Total Asset-Backed Securities (Cost $325,000)                                       325,000
                                                                                -----------

Commercial Paper (2.5%)
Brtitannia Building Society, Inc.,
5.50%, due 3/1/07 (b)                                              400,000          398,385
                                                                                -----------

Total Commercial Paper (Cost $398,361)                                              398,385
                                                                                -----------

Short-Term Investments (1.6%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 5.08%                                           259,253          259,253
                                                                                -----------

Total Short-Term Investments (Cost $259,253)                                        259,253
                                                                                -----------

Total Investments (Cost $11,155,076) - 100.5%                                   $15,879,433
                                                                                ===========

------------

Percentages indicated are based on net assets as of January 31, 2007.

* Non-income producing investment

** Rate shown represents rate at January 31, 2007, is subject to change and resets monthly.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(b) Rate presented is the effective yield at purchase.

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust


By: /s/ Robert W. Scharar
    ----------------------------
    Robert W. Scharar, President

Date:  March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert W. Scharar
    ----------------------------
    Robert W. Scharar, President

Date:  March 30, 2007

By: /s/ Linda A. Durkin
    ----------------------------
    Linda A. Durkin, Treasurer

Date:  March 30, 2007